EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Disclosure of cost of sales
Costs of sales in 2024, 2023 and 2022 were as follows:

Amounts in $ ‘000	2024	2023	2022
Cost of inventories recognized as expenses	(25,645)	(21,404)	(17,398)
Royalty fees	(4,907)	(2,145)	—
Obsolete inventory impairments	(4,847)	(1,663)	(164)
Total	(35,399)	(25,212)	(17,562)

Disclosure of research and development expense
Research and development costs in 2024, 2023 and 2022 were as follows:

Amounts in $ ‘000	2024	2023	2022
Employee costs	(29,869)	(26,830)	(20,595)
Amortization costs intangible assets	(232)	(218)	(55)
Impairment losses intangible assets	—	(253)	—
Depreciation Property, plant and equipment and right of use assets	(1,449)	(1,636)	(1,602)
Direct Operating Expenses	(47,232)	(36,226)	(27,107)
Other indirect research and development costs	(4,365)	(3,751)	(3,172)
Total research and development costs	(83,147)	(68,914)	(52,531)

Disclosure of general and administrative costs
General and administrative costs for 2024, 2023 and 2022 were as follows:

Amounts in $ ‘000	2024	2023	2022
Employee costs	(25,526)	(21,216)	(14,868)
Amortization costs intangible assets	(617)	(650)	(492)
Depreciation PPE and right of use assets	(2,926)	(3,118)	(2,525)
Impairment losses PPE and right of use assets	(5,027)	(4,663)	(4,376)
Direct Operating Expenses	(18,790)	(11,240)	(9,038)
Other indirect general and administrative costs	(17,764)	(14,990)	(14,717)
Total general and administrative costs	(70,650)	(55,877)	(46,016)

Disclosure of marketing and sales costs
Marketing and sales costs for 2024, 2023 and 2022 were as follows:

Amounts in $ ‘000	2024	2023	2022
Employee costs	(48,791)	(44,478)	(32,858)
Amortization costs intangible assets	(5,424)	(4,985)	(3,765)
Depreciation PPE and right of use assets	(394)	(403)	(372)
Direct Operating Expenses	(57,058)	(67,366)	(42,398)
Other indirect marketing and sales costs	(7,135)	(6,817)	(6,410)
Total marketing and sales costs	(118,802)	(124,049)	(85,803)

Disclosure of employee benefits
Employee benefit costs for 2024, 2023 and 2022 were as follows:

Amounts in $ ‘000	2024	2023	2022
Salaries	(80,026)	(71,690)	(53,328)
Social security costs	(9,278)	(8,604)	(6,317)
Pension costs	(3,629)	(2,980)	(2,284)
Share-based compensation	(11,253)	(9,251)	(6,392)
Total	(104,186)	(92,525)	(68,321)

Disclosure of depreciation and amortization
Depreciation and amortization charges are included in:

Amounts in $ ‘000	2024	2023	2022
Property, plant and equipment	(1,395)	(1,494)	(1,993)
Intangible assets	(6,273)	(5,852)	(4,312)
Total	(7,668)	(7,346)	(6,305)

Right of use assets	(3,374)	(3,664)	(2,565)
Total	(3,374)	(3,664)	(2,565)